Accumulated Other Comprehensive Loss ("AOCL"), Summary of Changes (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period			$ 248,980	$ 251,092	$ 251,092	$ 250,371	$ 231,581
Cumulative effect of change in accounting	$ 352	$ 1,247	352	1,247		1,247
Balance at beginning of period, as adjusted			249,332	252,339	252,339
Other comprehensive income before reclassifications	157	278	5,229	3,215	(2,876)	(351)	3,570
Amounts reclassified from AOCL	(2)	(10)	(78)	(194)	(196)	(49)	39
Other comprehensive income (loss)	155	268	5,151	3,021	(3,072)	(400)	3,609
Balances at end of period	267,710	250,902	267,710	250,902	248,980	251,092	250,371
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period	(3,812)	(3,283)	(9,108)	(6,036)	(6,036)	(5,636)	(9,245)
Cumulative effect of change in accounting	300		300			0
Balance at beginning of period, as adjusted			(8,808)	(6,036)	(6,036)
Other comprehensive income (loss)					(3,072)	(400)	3,609
Balances at end of period	(3,657)	(3,015)	(3,657)	(3,015)	(9,108)	(6,036)	(5,636)
Disproportionate Tax Effects from Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)
Cumulative effect of change in accounting	0		0
Balance at beginning of period, as adjusted			(5,798)
Other comprehensive income before reclassifications	0	0	0	0	0	0	0
Amounts reclassified from AOCL	0	0	0	0	0	0	0
Other comprehensive income (loss)	0	0	0	0	0	0	0
Balances at end of period	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)
Unrealized Gains (Losses) on Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period	1,986	2,515	(3,310)	(238)	(238)	162	(3,200)
Cumulative effect of change in accounting	300		300
Balance at beginning of period, as adjusted			(3,010)
Other comprehensive income before reclassifications	95	278	5,167	3,215	(2,876)	(351)	3,570
Amounts reclassified from AOCL	(5)	(10)	(81)	(194)	(196)	(49)	(208)
Other comprehensive income (loss)	90	268	5,086	3,021	(3,072)	(400)	3,362
Balances at end of period	2,076	2,783	2,076	2,783	(3,310)	(238)	$ 162
Unrealized Gains on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period	0	0	0	0	0
Cumulative effect of change in accounting	0		0
Balance at beginning of period, as adjusted			0
Other comprehensive income before reclassifications	62	0	62	0
Amounts reclassified from AOCL	3	0	3	0
Other comprehensive income (loss)	65	0	65	0
Balances at end of period	$ 65	$ 0	$ 65	$ 0	$ 0	$ 0